Supplemental cash flow information (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure In Entirety Of Supplemental Cash Flow Information [Abstract]
Schedule of Supplemental Cash Flow Information
Supplement cash flow information for the six months ended 30 June 2024 and 2023 is included below.

	30 June
Non-cash investing and financing activities	2024	2023
Acquisition of property, plant and equipment in trade payables and other current liabilities	3,292	1,082
Acquisition of intangibles in trade payables and other current liabilities	615	4,201
Right-of-use assets obtained through new operating leases	20,647	53,920
Sale of joint venture	17,950	—
Settlement of RSUs with shares	4,613	84
Settlement of SARs with shares	—	13,768